Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Return liability for estimated variable revenue consideration	$ 0.9	$ 1.0
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment terms	30 days
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment terms	60 days